Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 245	$ 257
Intangible assets with finite lives:
Intangible assets, gross	23,071	23,961
Less: accumulated amortization	(19,972)	(18,039)
Exchange differences	(299)	(1,086)
Intangible assets	2,800	4,836
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	8,760	9,064
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	124	130
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	12,824	13,358
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	703	737
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 415	$ 415